Derivative Instrument Liabilities	12 Months Ended
Mar. 31, 2023
Text Blocks [Abstract]
Derivative Instruments
29.
Derivative instruments

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Financial liabilities designated as a hedge instrument at fair value
Non-current
Derivative instruments - hedge instruments	—	521	6
	—	521	6
Current
Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	1,723	345	4

Financial liabilities at FVTPL
Derivative instruments - share warrants (refer Note 44)	2,486	1,309	16
Total	4,209	1,654	20